PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2024	2025
	US$	US$
Value-added tax receivable	7,731	19,355
Other receivables	5,786	4,675
Prepaid expenses	3,663	8,674
Others	235	1,559
Total	17,415	34,263